Foreign Exchange	12 Months Ended
Dec. 31, 2022
Effects Of Changes In Foreign Exchange Rates [Abstract]
Foreign Exchange	FOREIGN EXCHANGE

	Years Ended December 31
	2022	2021
Unrealized foreign exchange (gain) loss - intercompany notes (1)	$(2,674)	$12,000
Unrealized foreign exchange loss (gain) - long-term notes & Credit Facilities	47,747	(13,905)
Realized foreign exchange gain	(1,632)	(963)
Foreign exchange loss (gain)	$43,441	$(2,868)
(1)Baytex had a series of intercompany notes totaling US$601.0 million outstanding at December 31, 2021 that were issued from a Canadian functional currency subsidiary to a U.S. functional currency subsidiary. These notes were eliminated upon consolidation within the Statement of Financial Position and were revalued at the relevant foreign exchange rate at each period end. Foreign exchange gains or losses incurred within the Canadian functional currency subsidiary were recognized in unrealized foreign exchange gain or loss whereas those within the U.S. functional currency subsidiary were recognized in other comprehensive income. In January 2022, the intercompany notes were transferred from the Canadian functional currency subsidiary to another U.S. functional currency subsidiary. As a result, foreign exchange gains and losses incurred on these notes after the transfer are recognized in other comprehensive income.